Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Debt Instruments - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 3,598,366	$ 2,687,485	$ 4,536,025
Other Chilean debt financial securities
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	3,484	5,006
Foreign debt financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	769,644	1,208,875
Subtotal | Chilean Central Bank and Government financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	2,825,238	1,473,604
Chilean Central Bank financial instruments | Chilean Central Bank and Government financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	199,903
Chilean Treasury bonds and notes | Chilean Central Bank and Government financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	2,825,238	1,273,701
Other Chilean government financial instruments | Chilean Central Bank and Government financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	0
of which sold under repurchase agreement | Chilean Central Bank and Government financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,789,703	397,334
of which sold under repurchase agreement | Foreign debt financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Other Chilean bank financial instruments | Other Chilean debt financial securities
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	3,484	5,006
Other Chilean financial instruments | Other Chilean debt financial securities
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	0
of which sold under repurchase agreement | Other Chilean debt financial securities
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Foreign debt financial instruments of governments and fiscal entities | Foreign debt financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	769,644	1,001,105
Other foreign debt financial instruments | Foreign debt financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 0	$ 207,770